Other Payables And Accrued Expenses (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Accrued Liabilities [Abstract]
Payroll and related expenses		$ 250,765		$ 190,028
Provision for warranty and cost		228,236		203,632
Provision for Vendors on Accrued Expenses		59,064		46,773
Provision for vacation pay	[1]	68,273		52,891
Provision for losses on long-term contracts	[2]	97,013		24,088
Provision for income tax, net of advances		14,537		23,453
Provision for royalties		35,623		36,941
Other income tax liabilities		4,149		4,954
Value added tax (“VAT”) payable		11,460		21,510
Derivative instruments		23,936		12,200
Purchase obligation		43,137		14,159
Other	[3]	245,799		204,765
Other payables and accrued expenses		$ 1,081,992	$ 835,394	$ 835,394

[1]	Long-term provision for vacation pay - see Note 20.
[2]	The increase in the provision for losses on long-term contracts primarily resulted from the acquisition of IMI. See Note 1C(3).
[3]	Includes provisions for estimated future costs in respect of (1) unbilled services of certain third parties, (2) probable loss from claims (legal or unasserted) in the ordinary course of business and (3) damages caused by the items sold and claims as to the specific products ordered.